Basis of Preparation - Additional Information (Detail) CAD in Millions	12 Months Ended
Dec. 31, 2017 CAD
Accounting estimates, useful lives or depreciation rates, property, plant and equipment[member] | Accumulated depreciation and amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Decrease in depreciation of property and equipment	CAD (2.5)